Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock Emerging Markets ex-China Fund	Apr. 30, 2026 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 633
Expense Example, with Redemption, 3 Years	1,379
Expense Example, with Redemption, 5 Years	2,143
Expense Example, with Redemption, 10 Years	4,140
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,595
Expense Example, with Redemption, 10 Years	$ 3,607